Cover	Feb. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 10, 2026
Entity File Number	001-42554
Entity Registrant Name	MARWYNN HOLDINGS, INC.
Entity Central Index Key	0002030522
Entity Tax Identification Number	99-1867981
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	12 Chrysler Unit C
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	949
Local Phone Number	706-9966
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	MWYN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false